Reserves (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of reserves within equity [abstract]
Schedule of reserves of share based payments

		Years Ended June 30,
	Notes	2019	2018	2017

(a) Share Based Payments
25,300,000 (2018: 25,216,490) options for fully paid ordinary shares	11(b)	1,158,975	1,753,954	2,320,480

		1,158,975	1,753,954	2,320,480

		Years Ended June 30,
	Notes	2019	2018	2017

(b) Warrants
586,672,964 (2018: Nil) warrants for fully paid ordinary shares	11(b)	-	-	-

		-	-	-

Schedule of movements in options for fully paid ordinary shares

	Years Ended June 30,
	2019		2018		2017
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	25,216,490	1,753,954	26,826,063	2,320,480	19,395,582	2,320,480
Options issued during the year	2,450,000	30,370	12,100,000	764,539	8,550,000	-
Warrants issued during the year	586,672,964	-	-	-	-	-
Expired during the year	(2,366,490)	(684,117)	(11,349,573)	(1,126,843)	(1,119,519)	-
Forfeited during the year			(2,360,000)	(204,221)	-	-
Share based payment expense		58,768

End of the year	611,972,964	1,158,975	25,216,490	1,753,954	26,826,063	2,320,480

Schedule of movements in options for ADRs
	Years Ended June 30,
	2019		2018		2017
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	-	-	-	-	-	1,515,434

Expiration of options (1)	-	-	-	-	-	(1,515,434)
End of the year	-	-	-	-	-	-

(1)	Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.

Schedule of movement in warrants for ADRs
	Years Ended June 30,
	2019		2018		2017
	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)
Beginning of the year (1)	-	-	-	-	-	453,563
Beginning of the year (2)	-	-	-	-	-	-
Expired	-	-	-	-	-	(453,563)
End of the year	-	-	-	-	-	-

(2)	Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.